Exploration costs	12 Months Ended
Dec. 31, 2020
Exploration Cost [Abstract]
Exploration costs
13	Exploration costs

	2020	2019	2018

Mongolia	$206	$161	$134

Other	8	12	41

	$214	$173	$175